Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
2015	$ 14,779
2016	8,393
2017	6,351
2018	6,278
Total	40,055
Newbuilding Drybulk carriers [Member]
2015	54,951
2016	31,513
2017	9,978
2018	378
Total	96,820
Assets Held-for-sale [Member]
2015	92,906
2016	175,013
2017	27,386
Total	$ 295,305